FAIR VALUE GAINS (LOSSES), NET (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of fair value measurement of assets [abstract]
Schedule of fair value gains (losses)
The components of fair value gains (losses), net, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Commercial properties	$439	$(907)	$883	$(996)
Commercial developments	100	94	129	182
Incentive fees(1)	(7)	(1)	(7)	(7)
Financial instruments and other(2)	(34)	11	133	(292)
Total fair values gains (losses), net	$498	$(803)	$1,138	$(1,113)
(1)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.
(2)For the three and six months ended June 30, 2021, primarily includes fair value (losses) gains on financial instruments.